Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
31.	Subsequent events

The following non-adjusting events occurred after the reporting period ended 31 December 2024.

Conversion of May 2024 Note

On May 7, 2024, the Company issued a $1.15 million Convertible Placement Note (the “May 2024 Note”) to Belike Nominees Pty Ltd. Following Fusion Fuel Portugal’s insolvency filing on November 11, 2024, a Bankruptcy Event of Default may have been triggered under the note, potentially requiring accelerated repayment. As of that date, approximately $0.14 million was outstanding. The Company has commenced discussions with the holder of the May 2024 Note concerning a forbearance agreement or waiver. However, there can be no assurance that the Company will reach any agreement or obtain any waiver. As of the date of this report, the Company has not reached any agreement or obtained any waiver with respect to this matter.

As of April 30, 2025, the holder had converted the outstanding balance of $185,956 in principal and accrued interest into 834,690 Class A Ordinary Shares, closing out their position in full.

Issuance of March 2025 Senior Convertible Notes & Warrants

On March 3, 2025, the Company issued Senior Convertible Notes maturing on September 3, 2026 with an 8% annual interest rate. The notes are convertible into Class A Ordinary Shares at $0.4364 per share, subject to adjustment. Redemption provisions are triggered upon certain events, including additional fundraising or asset sales.

In conjunction with the March 2025 Notes, the Company issued warrants exercisable for three years at $0.4364 per share. These include full-ratchet antidilution protection and provisions for cashless exercise.

The Company entered into a registration rights agreement to register the resale of shares underlying the March 2025 Notes and Warrants. Failure to meet registration deadlines triggers a 1% monthly penalty on the note principal.

February 2025 Private Placement and Purchase Agreement

On February 28, 2025, the Company entered into a Securities Purchase Agreement with institutional investors for the issuance of Senior Convertible Notes in the aggregate principal amount of $1.3 million at a weighted-average discount of approximately 23%, and warrants to purchase up to 2,864,397 Class A Ordinary Shares. The Company received $1.0 million in gross proceeds. The agreement includes customary covenants and restrictions, as well as registration rights and a mechanism for investors to participate in future capital raises.

Formation of Bright Hydrogen Solutions

On February 17, 2025, the Company incorporated Bright Hydrogen Solutions, a wholly owned Irish subsidiary focused on hydrogen infrastructure and energy advisory services.

Issuance of January 2025 Senior Convertible Notes & Warrants

On 10 January 2025, the Company issued Senior Convertible Notes totaling $1.23 million in principal, maturing on 10 July 2026 with an 8% interest rate. The notes are convertible at $0.559 per share, with customary adjustment and redemption provisions.

Warrants issued in connection with the January 2025 Notes are exercisable for three years at $0.559 per share and include antidilution and cashless exercise rights.

The Company agreed to register the resale of Class A Ordinary Shares underlying the January 2025 Notes and Warrants. Failure to meet specified deadlines triggers penalties and obligations to file additional registration statements if required.

Equity Line of Credit (ELOC)

The Company retained the right under the January and February 2025 Purchase Agreements to utilise a permitted Equity Line of Credit with the lead February investor. This facility allows for the resale of shares under agreed terms but has not been activated post-year-end.

Nasdaq Listing and Compliance Matters

Between May 2024 and February 2025, the Company received several notifications from Nasdaq regarding non-compliance with listing requirements, including stockholders’ equity, minimum bid price, and shareholder meeting rules.

Following a hearing on 7 January 2025, Nasdaq granted a transfer to the Nasdaq Capital Market and extended grace periods through July 2025 to regain full compliance. As of February 2025, Nasdaq confirmed compliance with stockholders’ equity requirements and granted further exceptions subject to conditions being met by mid-2025.

Resignation and Appointment of Chief Financial Officer

On 24 January 2025, Gavin Jones resigned as Chief Financial Officer but remained as Company Secretary to support the transition. Frederico Figueira de Chaves, Chief Strategy Officer and Director, was appointed Interim CFO effective the same day.